Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	May 31, 2016	Aug. 31, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000129667
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,354	$ 10,272	$ 10,783	$ 11,167	$ 11,448	$ 11,804	$ 11,918	$ 11,918	$ 12,150	$ 11,735	$ 12,109	$ 12,191	$ 12,677	$ 13,083	$ 12,896	$ 12,885	$ 14,073	$ 14,693	$ 15,384	$ 16,123	$ 16,579	$ 16,373	$ 15,873	$ 15,069	$ 14,536	$ 14,684	$ 14,681	$ 14,925	$ 15,378	$ 15,512	$ 16,407	$ 16,789	$ 17,514	$ 17,857	$ 17,935	$ 18,069	$ 18,862	$ 19,412	$ 20,120	$ 20,523
C000129666
Account Value [Line Items]
Accumulated Value	10,000	10,346	10,255	10,766	11,131	11,402	11,758	11,862	11,853	12,074	11,650	12,011	12,092	12,566	12,959	12,774	12,753	13,921	14,515	15,189	15,911	16,352	16,137	15,638	14,831	14,293	14,439	14,425	14,654	15,087	15,208	16,077	16,439	17,138	17,474	17,528	17,646	18,421	18,933	19,604	19,997
C000169044
Account Value [Line Items]
Accumulated Value	500,000	517,711	514,078	539,642	558,848	572,901	591,170	596,901	597,385	609,488	588,671	607,248	611,829	636,770	657,131	648,234	647,706	707,933	739,103	773,833	811,541	835,041	825,204	800,505	759,936	733,082	741,081	741,330	753,696	776,573	783,992	829,739	849,080	885,829	904,525	908,300	915,124	956,069	984,731	1,020,570	1,041,801
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,445	10,693	11,520	11,769	12,123	13,074	13,389	13,542	14,577	13,797	14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000	522,241	534,647	575,993	588,456	606,127	653,724	669,441	677,086	728,858	689,853	703,243	693,987	738,405	796,715	751,784	773,543	896,730	948,279	1,017,369	1,113,218	1,193,037	1,198,049	1,142,441	1,072,208	1,034,579	1,068,629	1,050,213	1,094,023	1,187,255	1,203,368	1,350,596	1,395,788	1,497,655	1,618,354	1,587,401	1,578,892	1,734,883	1,838,256	1,857,519	2,043,802
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	10,000	10,334	10,295	10,816	11,135	11,382	11,866	11,952	12,024	12,351	11,881	12,190	12,186	12,678	13,215	12,859	12,932	13,981	14,571	15,119	15,890	16,352	16,180	15,740	14,966	14,455	14,695	14,787	15,049	15,489	15,616	16,508	16,850	17,705	17,987	18,082	18,336	19,313	20,010	20,790	21,405
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	10,000	10,334	10,295	10,816	11,135	11,382	11,866	11,952	12,024	12,351	11,881	12,190	12,186	12,678	13,215	12,859	12,932	13,981	14,571	15,119	15,890	16,352	16,180	15,740	14,966	14,455	14,695	14,787	15,049	15,489	15,616	16,508	16,850	17,705	17,987	18,082	18,336	19,313	20,010	20,790	21,405
S&P Target Date 2025 Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 516,703	$ 514,734	$ 540,787	$ 556,748	$ 569,107	$ 593,302	$ 597,605	$ 601,214	$ 617,571	$ 594,057	$ 609,495	$ 609,305	$ 633,880	$ 660,734	$ 642,969	$ 646,594	$ 699,041	$ 728,564	$ 755,935	$ 794,524	$ 817,583	$ 808,982	$ 786,996	$ 748,305	$ 722,740	$ 734,761	$ 739,352	$ 752,429	$ 774,466	$ 780,795	$ 825,379	$ 842,515	$ 885,236	$ 899,330	$ 904,081	$ 916,814	$ 965,653	$ 1,000,512	$ 1,039,493	$ 1,070,227